Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	December 31, 2022	December 31, 2021

Accounts receivable from services	$14,373,341	$11,592,952
Accounts receivable from sales	5,459,015	7,004,013
Total	19,832,356	18,596,965
Less: allowance for doubtful accounts	(901,010)	(80,815)
Accounts receivable, net	$18,931,346	$18,516,150